CONVERTIBLE NOTES (Details - Debt maturities)	Mar. 31, 2022 USD ($)
Debt Disclosure [Abstract]
Remainder of 2022	$ 1,340,940
2023	1,042,793
2024	76,046
2025 and thereafter	0
Total Convertible notes principal amount payable.	$ 2,459,779